SUBSEQUENT EVENTS (Details) (Subsequent Event [Member], USD $)	1 Months Ended
Jan. 28, 2014
Subsequent Event [Line Items]
Options granted	6,274,166
Exercise price of options granted	$ 1.49
Vesting in First Six Months [Member]
Subsequent Event [Line Items]
Vesting percentage	25.00%
Vesting in Year One [Member]
Subsequent Event [Line Items]
Vesting percentage	25.00%
Vesting in Year Two [Member]
Subsequent Event [Line Items]
Vesting percentage	50.00%